Related party transactions	6 Months Ended
Jun. 30, 2018
Related party transactions
Related party transactions

12. Related party transactions

UK Government

During 2018 the UK Government’s interest reduced from 70.1% to 62.4%.  The Group continued to transact with bodies controlled by or related to the UK Government on an arm’s length basis.

Bank of England facilities

In the ordinary course of business, the Group may from time to time access market-wide facilities provided by the Bank of England.

The Group’s other transactions with the UK Government include the payment of taxes, principally UK corporation tax and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy and FSCS levies).

Other related parties

There have been no material changes to the disclosures concerning the Group’s other related parties included in the 2017 Annual Report on Form 20-F.